NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2017
Non-Controlling Interest 1 [Abstract]
NON-CONTROLLING INTERESTS
NON-CONTROLLING INTERESTS
Non-controlling interests consists of the following:

(US$ Millions)	Dec. 31, 2017	Dec. 31, 2016
Redeemable/exchangeable and special limited partnership units	$14,500	$14,523
Limited partnership units of Exchange LP	285	293
Interest of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	15
Preferred equity of subsidiaries	2,493	1,816
Non-controlling interests in subsidiaries and properties	10,430	9,972
Total interests of others in operating subsidiaries and properties	12,938	11,803
Total non-controlling interests	$27,723	$26,619